Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios for UK Downward scenario (audited) (Details) - GBP (£)
£ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,113,200		£ 1,114,491
Coverage ratio		1.20%
Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14
Home loans [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Home loans [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8
Home loans [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Home loans [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4)
Home loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6
Home loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4
Home loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8
Home loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15
Home loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	208
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,567
Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	123
Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(121)
Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,296
Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,026
Credit cards, unsecured and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,519
Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,929
Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,052
Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	832
Corporate loans [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	48
Corporate loans [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Corporate loans [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(49)
Corporate loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 786
Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		0.10%
Stage 1 [member] | Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 1 [member] | Home loans [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 115,573
Stage 1 [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1
Stage 1 [member] | Home loans [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 1 [member] | Home loans [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (889)
Stage 1 [member] | Home loans [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Stage 1 [member] | Home loans [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 1 [member] | Home loans [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 506
Stage 1 [member] | Home loans [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Stage 1 [member] | Home loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 1 [member] | Home loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 116,402
Stage 1 [member] | Home loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Stage 1 [member] | Home loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 1 [member] | Home loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 116,814
Stage 1 [member] | Home loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Stage 1 [member] | Home loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 1 [member] | Home loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 115,924
Stage 1 [member] | Home loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Stage 1 [member] | Home loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 1 [member] | Home loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 114,858
Stage 1 [member] | Home loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1
Stage 1 [member] | Home loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 1 [member] | Home loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 109,305
Stage 1 [member] | Home loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9
Stage 1 [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 30,494
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 355
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.05%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (252)
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.04%)
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 294
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 31,082
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 343
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.90%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32,104
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 304
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.10%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 30,536
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 351
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.20%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,846
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 365
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1.60%
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,884
Stage 1 [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 388
Stage 1 [member] | Corporate loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Stage 1 [member] | Corporate loans [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,835
Stage 1 [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 175
Stage 1 [member] | Corporate loans [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.02%
Stage 1 [member] | Corporate loans [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (13)
Stage 1 [member] | Corporate loans [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7
Stage 1 [member] | Corporate loans [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 1 [member] | Corporate loans [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 79
Stage 1 [member] | Corporate loans [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1
Stage 1 [member] | Corporate loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Stage 1 [member] | Corporate loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,180
Stage 1 [member] | Corporate loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 163
Stage 1 [member] | Corporate loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Stage 1 [member] | Corporate loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,346
Stage 1 [member] | Corporate loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 161
Stage 1 [member] | Corporate loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%
Stage 1 [member] | Corporate loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,941
Stage 1 [member] | Corporate loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162
Stage 1 [member] | Corporate loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Stage 1 [member] | Corporate loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,517
Stage 1 [member] | Corporate loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 203
Stage 1 [member] | Corporate loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Stage 1 [member] | Corporate loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 73,715
Stage 1 [member] | Corporate loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 242
Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		3.80%
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,455
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.03%
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 889
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.02%)
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (506)
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3)
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,627
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,214
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,105
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,170
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 23,724
Stage 2 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 172
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.40%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,943
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,013
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.89%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 252
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 104
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.83%)
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (294)
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (102)
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	17.20%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,355
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,779
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	16.80%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,334
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,569
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.10%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,902
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,969
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.10%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,591
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,331
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	26.40%
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,553
Stage 2 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,366
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.80%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,377
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 323
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.13%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 13
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.02%)
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (79)
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.60%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,031
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 290
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.50%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,866
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 277
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.70%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,271
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 302
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.40%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,694
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 397
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	4.40%
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,496
Stage 2 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 813
Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio		32.40%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,104
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.13%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.11%)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.40%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,104
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.30%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,104
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.50%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,104
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.70%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,104
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,104
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Home loans [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.40%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,200
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.94%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(0.79%)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (15)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	72.50%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,174
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	71.80%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Upside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,154
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	73.30%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,199
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	74.50%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,234
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	76.60%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,999
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Credit cards, unsecured and other retail lending [member] | Downside 2 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,297
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	28.60%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,165
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 333
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK Downward scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.35%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK Downward scenario [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK Downward scenario [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 28
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK upward scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	(3.84%)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK upward scenario [Member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | UK upward scenario [Member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (46)
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	27.70%
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,165
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member] | Corporate loans [member] | Baseline [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 323